Master Trust A Investments	12 Months Ended
Dec. 31, 2025
EBP Hourly DPS Plan
EBP, Master Trust [Line Items]
Master Trust A Investments

3.	Master Trust Investments
At December 31, 2025 and 2024, the net assets of the Master Trust and Master Trust B, respectively, were as follows (in thousands of dollars):

	2025		2024
	Master Trust Balances	Plan’s interest in Master Trust Balances	Master Trust B Balances	Plan’s interest in Master Trust B Balances
Investments at fair value:
Altria Stock	$1,456,691	$450,048	$1,357,573	$416,847
Cash and cash equivalents	40	23	36	22
Collective investment funds	2,688,978	297,490	—	—
Registered investment companies	651,804	57,711	—	—
Government securities	137,213	22,147	—	—
Other	16,145	3,726	—	—
Total investments at fair value	4,950,871	831,145	1,357,609	416,869
Investments at contract value:
Fully benefit-responsive investment contracts	494,528	129,627	—	—
Total Investments	5,445,399	960,772	1,357,609	416,869

Receivables:
Dividends on Altria Stock	15,360	3,110	15,362	3,160
Interest and dividend income on other investments	29	—	—	—
Other	560	—	—	—

Payables:
Administrative expenses	(963)	—	—	—

Net assets	$5,460,385	$963,882	$1,372,971	$420,029
The table below presents Master Trust investment activities for the year ended December 31, 2025, including activities related to assets transferred from Master Trust A beginning on the Transition Date (in thousands of dollars):

Dividends on Altria Stock	$106,187
Net appreciation in Altria Stock	140,966
Interest and dividends on other investments	68,205
Net appreciation in fair value of other investments	275,881
Investment income	$591,239

Plan’s interest in investment income from Master Trust	$95,649

4.	Master Trust A Investments
The information below relates to Master Trust A, which held certain Plan assets prior to the Transition. At December 31, 2024, the net assets of Master Trust A were as follows (in thousands of dollars):

	2024
	Master Trust A Balances	Plan’s interest in Master Trust A Balances
Investments at fair value:
Collective investment funds	$2,396,791	$270,426
Registered investment companies	554,006	56,054
Government securities	115,076	19,553
Other	9,038	2,023
Total investments at fair value	3,074,911	348,056
Investments at contract value:
Fully benefit-responsive investment contracts	559,727	154,479
Total Investments	3,634,638	502,535

Receivables:
Interest and dividend income	1,035	—

Payables:
Administrative expenses	(265)	—

Net assets	$3,635,408	$502,535

Master Trust A investment activities for the period of January 1, 2025 through the Transition were as follows (in thousands of dollars):

Interest and dividends	$8,105
Net appreciation in fair value of investments	222,238
Investment income	$230,343

Plan’s interest in investment income from Master Trust A	$41,462
As discussed in Note 2. Summary of Significant Accounting Policies - Valuation of the Master Trusts’ Investments and Income Recognition, the Plan’s interest in Master Trust A and share of investment activities were based upon the total of the participants’ Plan accounts. Certain transactions in process at December 31, 2024 resulted in immaterial differences between Master Trust A net assets and the total of the participants’ Plan accounts.